Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Useful Lives For Property, Plant And Equipment (Details)	12 Months Ended
Sep. 27, 2013
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	40 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years